General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Selling, general and administrative expense [abstract]
Schedule of general and administrative expenses

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2023	2022*	2022*
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	814	805	1,477
Share-based payment(1)	239	302	433
Legal and professional services(1)	561	971	2,128
D&O insurance	211	663	1,026
Corporate costs	155	111	217
Maintenance, office and software fees	98	154	259
Depreciation and amortization	84	124	223
Others	58	125	183
Total General and Administrative Expenses	2,220	3,255	5,946

*Restated- see Note 3 for discontinued operation

(1) Including expenses in respect of related parties - see Note 15.